Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 21, 2011
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001048702
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 21, 2011
Prospectus Date	rr_ProspectusDate	Nov 30, 2011

NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund

Supplement dated December 21, 2011
to the Prospectus dated November 30, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Growth Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None
Other Expenses1	0.56%	0.55%	0.55%	0.55%	0.72%	0.80%
Total Annual Fund Operating Expenses	1.41%	2.15%	2.15%	1.15%	1.82%	1.40%
Amount of Fee Waiver/Expense Reimbursement2	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.91%	1.65%	1.65%	0.65%	1.32%	0.90%
1 "Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
2 Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 12 of this Prospectus.

2.           Effective January 1, 2012, the Example Tables for the Nationwide Growth Fund, found on page 3 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$949	$1,257	$2,128
Class B shares	668	925	1,309	2,166
Class C shares	268	625	1,109	2,443
Class D shares	513	752	1,008	1,742
Class R2 shares	134	524	939	2,096
Institutional Service Class shares	92	394	718	1,636

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$168	$625	$1,109	$2,166
Class C shares	168	625	1,109	2,443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Nationwide Growth Fund
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide Growth Fund		Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)		5.75%	none	none	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	5.00%	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	as a percentage of amount redeemed or exchanged within 30 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Growth Fund		Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none
Other Expenses	[1]	0.56%	0.55%	0.55%	0.55%	0.72%	0.80%
Total Annual Fund Operating Expenses		1.41%	2.15%	2.15%	1.15%	1.82%	1.40%
Amount of Fee Waiver/Expense Reimbursement	[2]	(0.50%)	(0.50%)	(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.91%	1.65%	1.65%	0.65%	1.32%	0.90%
[1]	"Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 12 of this Prospectus.

Expense Example - Nationwide Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	663	949	1,257	2,128
Class B Shares	668	925	1,309	2,166
Class C Shares	268	625	1,109	2,443
Class D Shares	513	752	1,008	1,742
Class R2 Shares	134	524	939	2,096
Institutional Service Class Shares	92	394	718	1,636

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption - Nationwide Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	168	625	1,109	2,166
Class C Shares	168	625	1,109	2,443

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Supplement [Text Block]	cik0001048702_SupplementTextBlock

NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund

Supplement dated December 21, 2011
to the Prospectus dated November 30, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Growth Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None
Other Expenses1	0.56%	0.55%	0.55%	0.55%	0.72%	0.80%
Total Annual Fund Operating Expenses	1.41%	2.15%	2.15%	1.15%	1.82%	1.40%
Amount of Fee Waiver/Expense Reimbursement2	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.91%	1.65%	1.65%	0.65%	1.32%	0.90%
1 "Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
2 Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 12 of this Prospectus.

2.           Effective January 1, 2012, the Example Tables for the Nationwide Growth Fund, found on page 3 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$949	$1,257	$2,128
Class B shares	668	925	1,309	2,166
Class C shares	268	625	1,109	2,443
Class D shares	513	752	1,008	1,742
Class R2 shares	134	524	939	2,096
Institutional Service Class shares	92	394	718	1,636

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$168	$625	$1,109	$2,166
Class C shares	168	625	1,109	2,443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Nationwide Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,128
Nationwide Growth Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	925
5 Years	rr_ExpenseExampleYear05	1,309
10 Years	rr_ExpenseExampleYear10	2,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	625
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,109
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
Nationwide Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	268
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	1,109
10 Years	rr_ExpenseExampleYear10	2,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	625
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,109
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,443
Nationwide Growth Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	513
3 Years	rr_ExpenseExampleYear03	752
5 Years	rr_ExpenseExampleYear05	1,008
10 Years	rr_ExpenseExampleYear10	1,742
Nationwide Growth Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,096
Nationwide Growth Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	394
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,636
Nationwide Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001048702_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund

Supplement dated December 21, 2011
to the Prospectus dated November 30, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Growth Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None
Other Expenses1	0.56%	0.55%	0.55%	0.55%	0.72%	0.80%
Total Annual Fund Operating Expenses	1.41%	2.15%	2.15%	1.15%	1.82%	1.40%
Amount of Fee Waiver/Expense Reimbursement2	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.91%	1.65%	1.65%	0.65%	1.32%	0.90%
1 "Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
2 Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 12 of this Prospectus.

2.           Effective January 1, 2012, the Example Tables for the Nationwide Growth Fund, found on page 3 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$949	$1,257	$2,128
Class B shares	668	925	1,309	2,166
Class C shares	268	625	1,109	2,443
Class D shares	513	752	1,008	1,742
Class R2 shares	134	524	939	2,096
Institutional Service Class shares	92	394	718	1,636

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$168	$625	$1,109	$2,166
Class C shares	168	625	1,109	2,443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:

[1]	as a percentage of amount redeemed or exchanged within 30 days of purchase
[2]	"Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
[3]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 12 of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 30, 2011